Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Parenthetical) (Details) $ in Millions	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Construction in progress of property and equipment	$ 6.1